Lease - Operating lease payments (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Lease
2023	¥ 484	¥ 1,295
2024	792	804
Total undiscounted operating lease payments	1,276	2,099
Less: imputed interest	(32)	(64)
Present value of operating lease liabilities	¥ 1,244	¥ 2,035